EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), revised risk/return information in interactive data format for the AdvisorShares Athena High Dividend ETF, a separate series of the Trust.